SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Depreciation expense on property and equipment	$ 11.7	$ 15.5	$ 16.9